Long-Term Debt	12 Months Ended
Sep. 30, 2013
Long-Term Debt

NOTE 6—LONG-TERM DEBT:

Long-term debt consisted of the following (in thousands, including current maturities):

	September 30, 2013	September 30, 2012
Bank Credit Facility, due March 2015	$393,000	$397,000
Term Loan Facility, due March 2016, net of discount of $3,005 and $3,988, respectively	221,995	221,012
2009 11 1⁄2% Second Lien Senior Secured Notes, due November 2017, net of discount of $5 and $6, respectively	195	194
2012 11 1⁄2% Second Lien Senior Secured Notes, due November 2017, net of discount of $8,898 and $10,029, respectively	190,902	189,771
2012 10 1⁄2% Third Lien Senior Secured Notes, due December 2016, net of discount of $7,160	—	410,611
2005 6 1⁄8% Senior Unsecured Notes, due February 2013	—	15,775
2013 9 3⁄4% Senior Unsecured Notes, due September 2021	500,000	—
2004 7 1⁄8% Senior Subordinated Notes, due August 2014	21,156	21,156
2005 6 7⁄8% Senior Subordinated Notes, due February 2015	9,654	9,654
2012 11% Senior Subordinated Notes, due September 2018, net of discount of $4,168 and $5,959, respectively	271,022	338,231
2009 Mohegan Tribe Promissory Note, due September 2014	3,500	10,000
2012 Mohegan Tribe Minor’s Trust Promissory Note, due March 2016	18,000	20,000
Mohegan Tribe Credit Facility, due September 2013	—	1,450
2013 Mohegan Tribe Promissory Note, due December 2018	7,420	—
Downs Lodging Credit Facility, due July 2016	45,000	45,000
Salishan-Mohegan Promissory Notes, due December 2014	468	—

Subtotal	1,682,312	1,679,854
Plus: net deferred gain on derivative instruments sold	—	386

Long-term debt, excluding capital leases	1,682,312	1,680,240
Less: current portion of long-term debt	(30,719)	(29,737)

Long-term debt, net of current portion	$1,651,593	$1,650,503

Maturities of long-term debt are as follows (in thousands, including current maturities):

Fiscal Years
2014	$30,719
2015	405,059
2016	280,000
2017	—
2018	475,190
Thereafter	507,420

Total	$1,698,388

On August 15, 2013, the Authority completed a series of refinancing transactions related to certain of its outstanding indebtedness, including a private placement of $500.0 million in aggregate principal amount of senior unsecured notes and the consummation of a tender offer and consent solicitation with respect to certain of its outstanding notes (all further discussed below). The net proceeds from this private placement, together with borrowings under the Authority’s Bank Credit Facility, were used to repurchase or redeem all of the Authority’s outstanding 2012 Third Lien Senior Secured Notes and to repurchase $69.0 million of the Authority’s outstanding 2012 Senior Subordinated Notes, and to pay related fees and expenses. The Authority incurred approximately $12.8 million in costs in connection with these refinancing transactions, consisting primarily of consulting, legal and tender and consent fees. Based upon conclusions reached in accordance with authoritative guidance issued by the FASB pertaining to debt refinancing, approximately $7.3 million in previously capitalized transaction costs and $3.8 million in new transaction costs were expensed and recorded as a loss on early exchange of debt and write-off of debt issuance costs in the accompanying consolidated statement of income for the fiscal year ended September 30, 2013. Approximately $8.6 million in new transaction costs were capitalized and included in other assets, net, in the accompanying consolidated balance sheet as of September 30, 2013 and will be amortized over the term of the related debt. The remaining $400,000 in new transaction costs was reflected as a debt discount and included in long-term debt, net of current portion, in the accompanying consolidated balance sheet as of September 30, 2013 and will be amortized over the term of the related debt.

On November 19, 2013, the Authority completed certain additional refinancing transactions relating to its Bank Credit Facility, Term Loan Facility and 2009 and 2012 Second Lien Notes, including the repayment and termination of the Bank Credit Facility and Term Loan Facility and the repurchase and redemption of the 2009 and 2012 Second Lien Notes with the proceeds from new senior secured credit facilities (refer to Note 17). The discussion below relating to the Bank Credit Facility, the Term Loan Facility and the 2009 and 2012 Second Lien Notes includes a description of the terms of such instruments as they existed at September 30, 2013.

Bank Credit Facilities

First Lien, First Out Credit Facility

In March 2012, the Authority entered into a Fourth Amended and Restated Bank Credit Facility providing for a $400.0 million term loan and a revolving loan with letter of credit and borrowing capacity of up to $75.0 million from a syndicate of financial institutions and commercial banks, with Bank of America, N.A. serving as Administrative Agent (the “Bank Credit Facility”). Principal outstanding on the term loan under the Bank Credit Facility is to be repaid at a rate of $1.0 million per quarter. The Bank Credit Facility matures on March 31, 2015, upon which date all outstanding balances are payable in full. As of September 30, 2013, there were $393.0 million in term loans and no revolving loans outstanding under the Bank Credit Facility. As of September 30, 2013, letters of credit issued under the Bank Credit Facility totaled $3.4 million, of which no amount was drawn. Inclusive of letters of credit, which reduce borrowing availability under the Bank Credit Facility, and after taking into account restrictive financial covenant requirements, the Authority had approximately $71.6 million of borrowing capacity under the Bank Credit Facility as of September 30, 2013.

Borrowings under the Bank Credit Facility incur interest as follows: (i) for base rate revolving loans, base rate plus an applicable margin based on a leverage-based pricing grid between 2.25% and 3.25%; (ii) for Eurodollar rate revolving loans, the applicable LIBOR rate plus an applicable margin based on a leverage-based pricing grid between 3.50% and 4.50%; (iii) for base rate term loans, base rate plus an applicable margin equal to 3.25%; and (iv) for Eurodollar rate term loans, the applicable LIBOR rate plus 4.50%. For Eurodollar rate term loans, LIBOR is subject to a 1.0% floor. There also is a fee of between 0.25% and 0.50%, based on a leverage-based pricing grid, charged on unused revolving commitments. Interest on Eurodollar rate loans is payable at the end of each applicable interest period for periods of three months or less and for loans of more than three months, each March, June, September or December that occurs after the beginning of such interest period. Interest on base rate loans is payable quarterly in arrears. As of September 30, 2013, the $393.0 million in term loans outstanding were based on the Eurodollar rate floor of 1.0% plus an applicable margin of 4.50%. The applicable margin for commitment fees was 0.50% as of September 30, 2013. As of September 30, 2013 and 2012, accrued interest, including commitment fees, on the Bank Credit Facility was $61,000 and $211,000, respectively.

The Authority’s obligations under the Bank Credit Facility are fully and unconditionally guaranteed, jointly and severally, by the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming (collectively, the “Guarantors”). The Bank Credit Facility is collateralized by a first priority lien on substantially all of the Authority’s property and assets and those of the Guarantors (other than MBC), including the assets that comprise Mohegan Sun at Pocono Downs and a leasehold mortgage on the land and improvements that comprise Mohegan Sun (the Authority and the Guarantors, other than MBC, are collectively referred to herein as the “Grantors”). The Grantors also are required to pledge additional assets as collateral for the Bank Credit Facility as they and future guarantor subsidiaries acquire them. The liens and security interests granted by the Grantors as security for the Authority’s obligations under the Bank Credit Facility are senior in priority to the liens on the same collateral securing the Term Loan Facility (as defined below) and the 2009 Second Lien Notes and 2012 Second Lien Notes (each as defined below and, collectively, the “Secured Notes”). The collateral securing the Bank Credit Facility constitutes substantially all of the Grantors’ property and assets that secure the Term Loan Facility and the Secured Notes, but excludes certain excluded assets as defined in the Bank Credit Facility.

The Bank Credit Facility contains negative covenants applicable to the Authority and the Guarantors, including negative covenants governing incurrence of indebtedness, incurrence of liens, payment of dividends and other distributions, investments, asset sales, affiliate transactions, mergers or consolidations and capital expenditures. Additionally, the Bank Credit Facility includes financial maintenance covenants pertaining to total leverage, senior leverage and minimum fixed charge coverage.

As of September 30, 2013, the Authority and the Tribe were in compliance with all respective covenant requirements under the Bank Credit Facility.

On November 19, 2013, the Authority repaid and terminated the Bank Credit Facility (refer to Note 17).

First Lien, Second Out Term Loan Facility

In March 2012, the Authority entered into a loan agreement providing for a $225.0 million first lien, second out term loan with Wells Fargo Gaming Capital, LLC serving as Administrative Agent (the “Term Loan Facility”). The Term Loan Facility was issued at a price of 98.0% of par, for an initial yield of approximately 9.6% per annum. The Term Loan Facility has no mandatory amortization and is payable in full on March 31, 2016.

Loans under the Term Loan Facility incur interest as follows: (i) for base rate loans, base rate plus 6.50% per annum and (ii) for Eurodollar rate loans, LIBOR plus 7.50% per annum. In all cases, LIBOR is subject to a 1.50% floor. Interest on Eurodollar rate loans is payable at the end of each applicable interest period or every quarter in arrears, if an interest period exceeds three months. Interest on base rate loans is payable quarterly in arrears. As of September 30, 2013, the Authority had a $225.0 million Eurodollar rate loan outstanding, which was based on the Eurodollar rate floor of 1.50% plus an applicable margin of 7.50%. As of September 30, 2013 and 2012, accrued interest on the Term Loan Facility was $1.1 million and $1.2 million, respectively.

The Term Loan Facility is fully and unconditionally guaranteed, jointly and severally, by each of the Guarantors. The liens and security interests granted by the Grantors as security for the Authority’s obligations under the Term Loan Facility are senior in priority to the liens on the same collateral securing any of the Secured Notes. The collateral securing the Term Loan Facility constitutes substantially all of the Grantors’ property and assets that secure the Bank Credit Facility and the Secured Notes, but excludes certain excluded assets as defined in the Term Loan Facility.

The Term Loan Facility contains negative covenants and financial maintenance covenants that are substantially the same as those contained in the Bank Credit Facility. The Term Loan Facility also includes a separate first lien leverage ratio covenant.

As of September 30, 2013, the Authority and the Tribe were in compliance with all respective covenant requirements under the Term Loan Facility.

On November 19, 2013, the Authority repaid and terminated the Term Loan Facility (refer to Note 17).

The Authority continues to monitor revenues and expenditures to ensure continued compliance with its financial covenant requirements under both the Bank Credit Facility and the Term Loan Facility. While the Authority anticipates that it will remain in compliance with all covenant requirements under its bank credit facilities for all periods prior to maturity, it may need to increase revenues or offset any future declines in revenues by implementing further cost containment and other initiatives in order to maintain compliance with these financial covenant requirements. If the Authority is unable to satisfy its financial covenant requirements, it would need to obtain waivers or consents under the bank credit facilities; however, the Authority can provide no assurance that it would be able to obtain such waivers or consents. If the Authority is unable to obtain such waivers or consents, it would be in default under its bank credit facilities, which may result in cross-defaults under its other outstanding indebtedness and allow its lenders and creditors to exercise their rights and remedies as defined under their respective agreements, including their right to accelerate the repayment of the Authority’s outstanding indebtedness. If such acceleration were to occur, the Authority can provide no assurance that it would be able to obtain the financing necessary to repay such accelerated indebtedness.

Senior Secured Notes

2009 11 1⁄2% Second Lien Senior Secured Notes

In October 2009, the Authority issued $200.0 million Second Lien Senior Secured Notes with fixed interest payable at a rate of 11.50% per annum (the “2009 Second Lien Notes”). The 2009 Second Lien Notes were issued at a price of 96.234% of par, to yield an effective interest rate of 12.25% per annum. The 2009 Second Lien Notes mature on November 1, 2017. The first call date for the 2009 Second Lien Notes is November 1, 2013. Interest on the 2009 Second Lien Notes is payable semi-annually on May 1st and November 1st.

In March 2012, the Authority completed a private exchange offer and consent solicitation for any or all of its outstanding 2009 Second Lien Notes. As part of the exchange offer, the Authority solicited and received consents from tendering holders to certain amendments to the indentures governing the 2009 Second Lien Notes, which eliminated certain restrictive covenants under the notes and related indenture. The aggregate principal amount of 2009 Second Lien Notes tendered and exchanged was $199.8 million. An aggregate principal amount of $200,000 of 2009 Second Lien Notes remains outstanding as of September 30, 2013. As of September 30, 2013 and 2012, accrued interest on the 2009 Second Lien Notes was $10,000.

The 2009 Second Lien Notes are collateralized by a second priority lien on substantially all of the Grantors’ and future guarantor subsidiaries’ properties and assets, and are effectively subordinated to all of the Authority’s and its existing and future guarantor subsidiaries’ first priority lien secured indebtedness, including borrowings under the Bank Credit Facility and Term Loan Facility, to the extent of the value of the collateral securing such indebtedness. The 2009 Second Lien Notes are fully and unconditionally guaranteed, jointly and severally, by the Guarantors.

The 2009 Second Lien Notes and guarantees have not been and will not be registered under the Securities Act of 1933 or the securities laws of any other jurisdiction and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements.

On November 19, 2013, the Authority redeemed all of its outstanding 2009 Second Lien Notes (refer to Note 17).

2012 11 1⁄2% Second Lien Senior Secured Notes

In March 2012, the Authority issued $199.8 million Second Lien Senior Secured Notes with fixed interest payable at a rate of 11.50% per annum (the “2012 Second Lien Notes”) in exchange for an equal amount of 2009 Second Lien Notes. The 2012 Second Lien Notes mature on November 1, 2017. The Authority may redeem the 2012 Second Lien Notes, in whole or in part, at any time prior to November 1, 2014, at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest. On or after November 1, 2014, the Authority may redeem the 2012 Second Lien Notes, in whole or in part, at a premium decreasing ratably to zero, plus accrued interest. If a change of control of the Authority occurs, the Authority must offer to repurchase the 2012 Second Lien Notes at a price equal to 101% of the principal amount, plus accrued interest. In addition, if the Authority undertakes certain types of asset sales or suffers events of loss, and the Authority does not use the related sale or insurance proceeds for specified purposes, the Authority may be required to offer to repurchase the 2012 Second Lien Notes at a price equal to 100% of the principal amount, plus accrued interest. Interest on the 2012 Second Lien Notes is payable semi-annually on May 1st and November 1st. As of September 30, 2013 and 2012, accrued interest on the 2012 Second Lien Notes was $9.6 million and $13.1 million, respectively.

In July 2013, the Authority solicited and received requisite consents from tendering holders of the 2012 Second Lien Notes to certain amendments to the indenture governing the notes. The amendments, which became operative in August 2013, permitted the Authority to refinance its outstanding subordinated indebtedness with senior unsecured indebtedness and to enter into certain transactions with the Mohegan Tribe in the event that the Mohegan Tribe constructs a hotel on Tribal land currently leased by the Authority.

The 2012 Second Lien Notes and the related guarantees are secured by second lien security interests in substantially all of the Grantors property and assets. These liens are junior in priority to the liens on the same collateral securing the Authority’s Bank Credit Facility and Term Loan Facility (and permitted replacements thereof) and to all other permitted prior liens, including liens securing certain hedging obligations. The collateral securing the 2012 Second Lien Notes constitutes substantially all of the Grantors’ property and assets that secure the Bank Credit Facility and Term Loan Facility and the 2009 Second Lien Notes, but excludes certain excluded assets as defined in the 2012 Second Lien Notes indenture. The 2012 Second Lien Notes are fully and unconditionally guaranteed, jointly and severally, by the Guarantors.

The 2012 Second Lien Notes and guarantees have not been and will not be registered under the Securities Act of 1933 or the securities laws of any other jurisdiction and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements.

On November 19, 2013, the Authority repurchased or redeemed all of its outstanding 2012 Second Lien Notes (refer to Note 17).

2012 10 1⁄2% Third Lien Senior Secured Notes

In March 2012, the Authority issued $417.7 million Third Lien Senior Secured Notes with fixed interest payable at a rate of 10.50% per annum (the “2012 Third Lien Notes”) in exchange for $234.2 million of 2005 Senior Unsecured Notes and $183.5 million of 2002 8% Senior Subordinated Notes. The 2012 Third Lien Notes were scheduled to mature on December 15, 2016. The 2012 Third Lien Notes were redeemable, in whole or in part, at any time at a price equal to 100% of the principal amount plus accrued interest.

On August 15, 2013, the Authority completed a tender offer and consent solicitation for its outstanding 2012 Third Lien Notes. As part of the tender offer, the Authority solicited and received requisite consents from tendering holders to certain amendments to the indentures governing the 2012 Third Lien Notes, which eliminated certain restrictive covenants under the notes and related indenture. Pursuant to this transaction, the Authority repurchased or redeemed all of its outstanding 2012 Third Lien Notes in the aggregate principal amount of $417.7 million. As of September 30, 2012, accrued interest on the 2012 Third Lien Notes was $25.0 million.

Senior Unsecured Notes

2013 9 3⁄4% Senior Unsecured Notes

On August 15, 2013, the Authority issued $500.0 million Senior Unsecured Notes with fixed interest payable at a rate of 9.75% per annum (the “2013 Senior Unsecured Notes”). The net proceeds from this transaction, together with borrowings under the Bank Credit Facility, were used to repurchase or redeem all of its outstanding 2012 Third Lien Notes and to repurchase $69.0 million of its outstanding 2012 Senior Subordinated Notes, and to pay related fees and expenses. The 2013 Senior Unsecured Notes mature on September 1, 2021. The Authority may redeem the 2013 Senior Unsecured Notes, in whole or in part, at any time prior to September 1, 2016 at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest and additional interest (pursuant to the registration rights agreement described below), if any, to the date of redemption. On or after September 1, 2016, the Authority may redeem the 2013 Senior Unsecured Notes, in whole or in part, at specified redemption prices, together with accrued interest and additional interest, if any, to the date of redemption. If the Authority experiences specific kinds of change of control triggering events, the Authority must offer to repurchase the 2013 Senior Unsecured Notes at a price equal to 101% of the principal amount thereof, plus accrued interest and additional interest, if any, to the purchase date. In addition, if the Authority undertakes certain types of asset sales and does not use the related sale proceeds for specified purposes, the Authority may be required to offer to repurchase the 2013 Senior Unsecured Notes at a price equal to 100% of the principal amount, plus accrued interest and additional interest, if any. Interest on the 2013 Senior Unsecured Notes is payable semi-annually on March 1st and September 1st, commencing March 1, 2014. As of September 30, 2013, accrued interest on the 2013 Senior Unsecured Notes was $6.2 million.

The 2013 Senior Unsecured Notes are uncollateralized general obligations of the Authority, and are effectively subordinated to all of the Authority’s and the Guarantors’ and future guarantor subsidiaries’ senior secured indebtedness, including the Bank Credit Facility, Term Loan Facility, 2009 Second Lien Notes and 2012 Second Lien Notes, to the extent of the value of the collateral securing such indebtedness. The 2013 Senior Unsecured Notes also are effectively subordinated to any indebtedness and other liabilities (including trade payables) of the Authority’s subsidiaries that do not guarantee the 2013 Senior Unsecured Notes. The 2013 Senior Unsecured Notes rank equally in right of payment with the Authority’s other unsecured, unsubordinated indebtedness, including trade payables and the senior portion of the Authority’s payment obligations under its Relinquishment Agreement. The 2013 Senior Unsecured Notes are fully and unconditionally guaranteed, jointly and severally, by the Guarantors.

The 2013 Senior Unsecured Notes indenture contains certain covenants that, subject to certain significant exceptions, limit, among other things, the Authority’s and Guarantors’ ability to incur additional debt, pay dividends or distributions, make certain investments, create liens on assets, enter into transactions with affiliates, merge or consolidate with another company or transfer and sell assets. The 2013 Senior Unsecured Notes indenture includes customary events of default, including, but not limited to, failure to make required payments, failure to comply with certain agreements or covenants, failure to pay certain other indebtedness the occurrence of which is caused by a failure to pay principal, premium or interest or results in the acceleration of such indebtedness, certain events of bankruptcy and insolvency and certain judgment defaults.

The 2013 Senior Unsecured Notes and guarantees have not been registered under the Securities Act of 1933 or the securities laws of any other jurisdiction and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements.

Registration Rights Agreement

On August 15, 2013, the Authority and the Guarantors entered into a registration rights agreement with Credit Suisse Securities (USA) LLC and RBS Securities Inc., as representatives of the initial purchasers of the 2013 Senior Unsecured Notes. Upon the terms and subject to the conditions of this agreement, the Authority agreed to offer to exchange the 2013 Senior Unsecured Notes pursuant to a registration statement effective within 240 days of issuance for a new issue of substantially identical debt securities registered under the Securities Act of 1933. Under certain circumstances, the Authority also may be obligated under the registration rights agreement to file a shelf registration statement with respect to the 2013 Senior Unsecured Notes.

2005 6 1⁄8% Senior Unsecured Notes

In February 2005, the Authority issued $250.0 million Senior Unsecured Notes with fixed interest payable at a rate of 6.125% per annum (the “2005 Senior Unsecured Notes”). Subsequent to the Authority’s March 2012 private exchange offer, $15.8 million of the 2005 Senior Unsecured Notes remained outstanding, which amount, including accrued interest, was repaid at maturity on February 15, 2013 with cash on hand. As of September 30, 2012, accrued interest on the 2005 Senior Unsecured Notes was $81,000.

Senior Subordinated Notes

2004 7 1⁄8% Senior Subordinated Notes

In August 2004, the Authority issued $225.0 million Senior Subordinated Notes with fixed interest payable at a rate of 7.125% per annum (the “2004 Senior Subordinated Notes”). The 2004 Senior Subordinated Notes mature on August 15, 2014. The 2004 Senior Subordinated Notes are callable at the Authority’s option at par. Interest on the 2004 Senior Subordinated Notes is payable semi-annually on February 15th and August 15th.

In March 2012, the Authority completed a private exchange offer and consent solicitation for any or all of its outstanding 2004 Senior Subordinated Notes. As part of the exchange offer, the Authority solicited and received consents from tendering holders to certain amendments to the indentures governing the 2004 Senior Subordinated Notes, which eliminated certain restrictive covenants under the notes and related indenture. The aggregate principal amount of 2004 Senior Subordinated Notes tendered and exchanged was $203.8 million. An aggregate principal amount of $21.2 million of the 2004 Senior Subordinated Notes remains outstanding as of September 30, 2013. As of September 30, 2013 and 2012, accrued interest on the 2004 Senior Subordinated Notes was $188,000 and $148,000, respectively.

2005 6 7⁄8% Senior Subordinated Notes

In February 2005, the Authority issued $150.0 million Senior Subordinated Notes with fixed interest payable at a rate of 6.875% per annum (the “2005 Senior Subordinated Notes”). The 2005 Senior Subordinated Notes mature on February 15, 2015. The 2005 Senior Subordinated Notes are callable at the Authority’s option at par. Interest on the 2005 Senior Subordinated Notes is payable semi-annually on February 15th and August 15th.

In March 2012, the Authority completed a private exchange offer and consent solicitation for any or all of its outstanding 2005 Senior Subordinated Notes. As part of the exchange offer, the Authority solicited and received consents from tendering holders to certain amendments to the indentures governing the 2005 Senior Subordinated Notes, which eliminated certain covenants under the notes and related indenture. The aggregate principal amount of 2005 Senior Subordinated Notes tendered and exchanged was $140.3 million. An aggregate principal amount of $9.7 million of the 2005 Senior Subordinated Notes remains outstanding as of September 30, 2013. As of September 30, 2013 and 2012, accrued interest on the 2005 Senior Subordinated Notes was $83,000 and $56,000, respectively.

2012 11% Senior Subordinated Notes

In March 2012, the Authority issued $344.2 million Senior Subordinated Toggle Notes with fixed interest payable at a rate of 11% per annum (the “2012 Senior Subordinated Notes”) in exchange for $203.8 million of 2004 Senior Subordinated Notes and $140.3 million of 2005 Senior Subordinated Notes. The 2012 Senior Subordinated Notes mature on September 15, 2018. The Authority may redeem the 2012 Senior Subordinated Notes, in whole or in part, at any time, at a price equal to 100% of the principal amount plus accrued interest. If a change of control of the Authority occurs, the Authority must offer to repurchase the 2012 Senior Subordinated Notes at a price equal to 101% of the principal amount, plus accrued interest. In addition, if the Authority undertakes certain types of asset sales or suffers events of loss, and the Authority does not use the related sale or insurance proceeds for specified purposes, the Authority may be required to offer to repurchase the 2012 Senior Subordinated Notes at a price equal to 100% of the principal amount, plus accrued interest. Interest on the 2012 Senior Subordinated Notes is payable semi-annually on March 15th and September 15th. The initial interest payment on the 2012 Senior Subordinated Notes was payable entirely in cash. For any subsequent interest payment period through March 15, 2018, the Authority may, at its option, elect to pay interest on the 2012 Senior Subordinated Notes either entirely in cash or by paying up to 2% in 2012 Senior Subordinated Notes (“PIK Interest”). If the Authority elects to pay PIK Interest, such election will increase the principal amount of the 2012 Senior Subordinated Notes in an amount equal to the amount of PIK Interest for the applicable interest payment period to holders of 2012 Senior Subordinated Notes on the relevant record date.

On August 15, 2013, the Authority repurchased $69.0 million aggregate principal amount of 2012 Senior Subordinated Notes. An aggregate principal amount of $275.2 million of the 2012 Senior Subordinated Notes remains outstanding as of September 30, 2013. As of September 30, 2013 and 2012, accrued interest on the 2012 Senior Subordinated Notes was $1.3 million and $1.7 million, respectively.

The 2012 Senior Subordinated Notes and guarantees have not been and will not be registered under the Securities Act of 1933 or the securities laws of any other jurisdiction and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements.

The Authority’s senior subordinated notes are uncollateralized general obligations of the Authority, and are subordinated to borrowings under the Bank Credit Facility, Term Loan Facility, 2009 Second Lien Notes, 2012 Second Lien Notes and 2013 Senior Unsecured Notes. The senior subordinated notes are fully and unconditionally guaranteed, jointly and severally, by the Guarantors.

The senior and senior subordinated note indentures contain certain non-financial and financial covenant requirements with which the Authority and the Tribe must comply. The non-financial covenant requirements include, among other things, reporting obligations, compliance with laws and regulations, maintenance of licenses and insurances and continued existence of the Authority. The financial covenant requirements include, among other things, subject to certain exceptions, limitations on the Authority’s and the Guarantors’ ability to incur additional indebtedness, pay dividends or distributions, make certain investments, create liens on assets, enter into transactions with affiliates, merge or consolidate with another company, transfer or sell assets or impair assets constituting collateral.

As of September 30, 2013, the Authority and the Tribe were in compliance with all respective covenant requirements under the senior and senior subordinated note indentures.

The Authority or its affiliates may, from time to time, seek to purchase or otherwise retire outstanding indebtedness for cash in open market purchases, privately negotiated transactions or otherwise. Any such transaction will depend on prevailing market conditions and the Authority’s liquidity and covenant requirement restrictions, among other factors.

Line of Credit

As of September 30, 2013, the Authority had a $16.5 million revolving credit facility with Bank of America, N.A. maturing on March 31, 2015 (the “Line of Credit”). Pursuant to provisions of the Bank Credit Facility, the Line of Credit may be replaced by an Autoborrow Loan governed by the terms of an Autoborrow Agreement described in the Bank Credit Facility. Under the Line of Credit, each advance accrues interest on the basis of a one-month LIBOR rate plus an applicable margin based on the Authority’s total leverage ratio, as each term is defined under the Line of Credit. Borrowings under the Line of Credit are uncollateralized obligations. As of September 30, 2013, no amount was drawn on the Line of Credit. The Line of Credit contains negative covenants and financial maintenance covenants that are substantially the same as those contained in the Bank Credit Facility. As of September 30, 2013, the Authority was in compliance with all covenant requirements under the Line of Credit and had $16.5 million of borrowing capacity thereunder. As of September 30, 2013 and 2012, there was no accrued interest on the Line of Credit.

On November 19, 2013, the Authority amended and restated the Line of Credit in connection with the refinancing of its Bank Credit Facility (refer to Note 17).

2009 Mohegan Tribe Promissory Note

In September 2009, the Tribe made a $10.0 million loan to Salishan-Mohegan (the “2009 Mohegan Tribe Promissory Note”) which matures on September 30, 2014. The 2009 Mohegan Tribe Promissory Note accrues interest at an annual rate of 10.0%. Accrued interest is payable quarterly in the amount of $1.2 million, commencing December 31, 2013 and continuing through June 30, 2014, with the balance of accrued and unpaid interest due at maturity. Principal outstanding under the 2009 Mohegan Tribe Promissory Note amortizes as follows: (i) $1.625 million per quarter, commencing December 31, 2012 and continuing through September 30, 2013 and (ii) $875,000 per quarter, commencing December 31, 2013. As of September 30, 2013 and 2012, accrued interest on the Mohegan Tribe Promissory Note was $4.7 million and $3.9 million, respectively.

2012 Mohegan Tribe Minor’s Trust Promissory Note

In March 2012, Comerica Bank & Trust, N.A., Trustee f/b/o The Mohegan Tribe of Indians of Connecticut Minor’s Trust, made a $20.0 million loan to Salishan-Mohegan (the “2012 Mohegan Tribe Minor’s Trust Promissory Note”). The 2012 Mohegan Tribe Minor’s Trust Promissory Note matures on March 31, 2016. The 2012 Mohegan Tribe Minor’s Trust Promissory Note accrues interest at an annual rate of 10.0%. Accrued interest is payable quarterly, commencing June 30, 2012. Principal outstanding under the 2012 Mohegan Tribe Minor’s Trust Promissory Note amortizes as follows: (i) $500,000 per quarter, commencing December 31, 2012 and continuing through September 30, 2014 and (ii) $1.5 million per quarter, commencing December 31, 2014 and continuing to maturity. As of September 30, 2013 and 2012, accrued interest on the 2012 Mohegan Tribe Minor’s Trust Promissory Note was $5,000 and $16,000, respectively.

Mohegan Tribe Credit Facility

In March 2012, the Tribe extended a revolving credit facility issued to Salishan-Mohegan with a borrowing capacity of $1.45 million (the “Mohegan Tribe Credit Facility”). The Mohegan Tribe Credit Facility matured on September 30, 2013. As of September 30, 2013, no amount was outstanding under the Mohegan Tribe Credit Facility. As of September 30, 2012, accrued interest on the Mohegan Tribe Credit Facility was $249,000.

2013 Mohegan Tribe Promissory Note

In March 2013, MG&H purchased and acquired all of the Tribe’s membership interest in MG&H in exchange for a promissory note in the principal amount of $7.4 million (the “2013 Mohegan Tribe Promissory Note”). The 2013 Mohegan Tribe Promissory Note matures on December 31, 2018. The 2013 Mohegan Tribe Promissory Note accrues interest at an annual rate of 4.0% payable quarterly, commencing June 30, 2013. As of September 30, 2013, accrued interest on the 2013 Mohegan Tribe Promissory Note was $1,000.

Downs Lodging Credit Facility

In July 2012, Downs Lodging, a single purpose entity and wholly-owned unrestricted subsidiary of the Authority, entered into a credit agreement providing for a $45.0 million term loan from a third-party lender (the “Downs Lodging Credit Facility”). The proceeds of the Downs Lodging Credit Facility are being used by Downs Lodging to finance Project Sunlight, a hotel and convention center expansion project being developed and built by Downs Lodging at Mohegan Sun at Pocono Downs. The Downs Lodging Credit Facility matures on July 12, 2016 and accrues interest at an annual rate of 13.0%. Under the terms of the Downs Lodging Credit Facility, accrued interest of 10.0% is payable monthly in cash during the term of the loan, with the remaining 3.0% due at maturity. In addition, a 3.0% exit fee is payable upon repayment of the loan principal. The Downs Lodging Credit Facility is a senior secured obligation of Downs Lodging, collateralized by all existing and future assets of Downs Lodging. The Downs Lodging Credit Facility subjects Downs Lodging to certain covenant requirements customarily found in loan agreements for similar transactions. As of September 30, 2013, Downs Lodging was in compliance with all covenant requirements under the Downs Lodging Credit Facility. As of September 30, 2013, there was no accrued interest on the Downs Lodging Credit Facility. As of September 30, 2012, accrued interest on the Downs Lodging Credit Facility was $375,000.

Salishan-Mohegan Promissory Notes

In December 2012, Salishan-Mohegan Two, a wholly-owned subsidiary of Salishan-Mohegan, entered into two promissory notes with third-party lenders to fund the acquisition of certain property related to the Cowlitz Project. The first note, in the original principal amount of $150,000, bears no interest and amortizes as follows: (i) $5,000 per month, commencing December 31, 2012 and continuing through July 31, 2014 and (ii) $10,000 per month, commencing August 31, 2014 until fully paid. The second note, in the original principal amount of $375,000, matures on December 31, 2014 and accrues interest at an annual rate of 7.0%, payable monthly, commencing January 1, 2013. As of September 30, 2013, there was no accrued interest on the promissory notes.

Derivative Instruments

The Authority is considered an “end user” of derivative instruments and engages in derivative transactions, from time to time, for risk management purposes only. The Authority held no derivative instruments as of September 30, 2013 and 2012.

Interest rate swap agreements hedging outstanding debt instruments of the Authority, which qualified for hedge accounting in accordance with authoritative guidance issued by the FASB pertaining to the accounting for derivative instruments and hedging activities, and were designated as fair value hedges, were sold in prior fiscal years for a net aggregate gain of $1.7 million. This gain was deferred and added to the carrying value of the respective notes being hedged and was amortized and recorded to interest expense over the remaining term of the respective notes. The Authority recorded related amortization to interest expense totaling $(76,000), $(255,000) and $(467,000) for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. As of September 30, 2013, there was no deferred gain on derivative instruments sold remaining.